Consolidated Statement of Stockholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / (Deficit)	Total
Additional Paid-in Capital at Dec. 31, 2009		$ 255,332
Retained Earnings / (Deficit) at Dec. 31, 2009			(232,972)
Common shares, beginning value at Dec. 31, 2009	5,472
Common shares, beginning amount at Dec. 31, 2009	5,471,900
Net Loss			(26,162)
Common shares, ending value at Dec. 31, 2010	5,472			5,472
Common shares, ending amount at Dec. 31, 2010	5,471,900			5,471,900
Retained Earnings / (Deficit) at Dec. 31, 2010			(274,963)	(259,134)
Additional Paid-in Capital at Dec. 31, 2010		255,332		255,332
Net Loss			(15,829)	(15,829)
Common shares, ending value at Sep. 30, 2011	$ 5,472			$ 5,472
Common shares, ending amount at Sep. 30, 2011	5,471,900			5,471,900